Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2017
Class of Stock [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

	June 30, 2017		December 31, 2016		Fair
	Carrying	Fair	Carrying	Fair	Value
	Amount	Value	Amount	Value	Levels
Liability related to RPC options	$4,995,020	$4,995,020	$7,627,970	$7,627,970	3
Liability related to warrants	-	-	34,838	34,838	3
	$4,995,020	$4,995,020	$7,662,808	$7,662,808

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
Some of the issued warrants contain non-standard anti-dilution terms and accordingly are recorded as liabilities.

	June 30, 2017		December 31, 2016
	Carrying	Fair	Carrying	Fair	Fair
	Amount	Value	Amount	Value	Value
	$	$	$	$	Levels	Reference

Cash and cash equivalents	30,118,882	30,118,882	34,098,812	34,098,812	1	Note 2
Short-term investment	-	-	10,021,963	10,021,963	1	Note 2
Restricted cash	142,200	142,200	142,168	142,168	1	Note 2
Liability related to options and warrants	4,995,020	4,995,020	7,662,808	7,662,808	3	Note 4

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The Company’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following instruments as of the following dates:

	June 30,	December 31,
	2017	2016
Warrants	$-	$34,838
RPC options	4,995,020	7,627,970
Liabilities related to stock options and warrants	$4,995,020	$7,662,808

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

Fair value of
liabilities related
to stock options
and warrants
Balance at December 31, 2016	$7,662,808

Changes in values of liabilities related to options and warrants	(2,667,788)

Balance at June 30, 2017	$4,995,020